Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Equity Incentive Plan, ordinary shares
Amount Registered | shares	10,653,613
Proposed Maximum Offering Price per Unit	1.25
Maximum Aggregate Offering Price	$ 13,317,016.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,158.58
Offering Note	These ordinary shares of Autolus Therapeutics plc (the "Registrant"), $0.000042 par value per share (the "Ordinary Shares"), may be represented by the Registrant's American Depositary Shares ("ADSs"), each of which represents one Ordinary Share. The Registrant's ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate registration statement on Form F-6 (File No. 333-224837), as amended. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Ordinary Shares that become issuable under he plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. The Amount Registered represents Ordinary Shares that were added to the shares authorized for issuance under the Registrant's 2018 Equity Incentive Plan (the "2018 EIP") on October 1, 2026, pursuant to an automatic increase provision contained in the 2018 EIP. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum aggregate offering price per share is based on the average of the high and low prices of the ADSs on November 10, 2026, as reported on the Nasdaq Global Select Market.